Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Other tax payable	$ 135,746	$ 379,712
Accrued payroll	227,884	296,866
Customer deposits payable	95,184	83,367
Commission payable	403,001
Other current liabilities	50,743	95,595
Accrued expenses and other current liabilities	$ 912,558	$ 855,540